SUPPLEMENT Dated April 28, 2008 To The Prospectus Dated April 28, 2008

For Variable Annuity Contracts Issued By ING USA Annuity and Life Insurance Company Through Its Separate Account B

This supplement updates the prospectus. Please read it carefully and keep it with your copy of the prospectus for future reference. If you have any questions, please call our Customer Contact Center at 1-800-366-0066.

For Contracts issued in the Commonwealth of Massachusetts, the following provisions apply:

1.	The Fixed Interest Division is not available.

2.	TSA loans are not available.

3.	The Nursing Home Surrender Charge Waiver is not available.

MA Supplement – 148684

04/28/08